OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Deferred and prepaid charter revenue	$ 10,000	$ 7,562
Employee taxes	3,117	195
Other items	162	575
Other current liabilities	$ 13,279	$ 8,332